Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Revenues	$ 221,728	$ 120,637
Direct cost of revenues	94,427	39,668
Gross profit	127,301	80,969
Operating expenses
General and administrative	53,035	21,345
Research and development	54,787	32,750
Sales and marketing	97,048	61,122
Depreciation of property and equipment	2,479	1,749
Depreciation of right-of-use assets	3,876	2,492
Foreign exchange loss (gain)	2,098	(395)
Acquisition-related compensation	11,807	11,087
Amortization of intangible assets	30,128	9,226
Restructuring	1,760	0
Total operating expenses	257,018	139,376
Operating loss	(129,717)	(58,407)
Net interest income (expense)	(353)	1,766
Loss before income taxes	(130,070)	(56,641)
Income tax expense (recovery)
Current	166	49
Deferred	(5,958)	(3,159)
Total income tax recovery	(5,792)	(3,110)
Net loss	(124,278)	(53,531)
Other comprehensive income (loss)
Foreign currency differences on translation of foreign operations	15,986	(6,271)
Total comprehensive loss	$ (108,292)	$ (59,802)
Basic net loss per share (in USD per share)	$ (1.18)	$ (0.62)
Diluted net loss per share (in USD per share)	$ (1.18)	$ (0.62)